UNSECURED DEBT AND RELATED DERIVATIVES - 2027 debentures (Details) - CAD ($) $ in Thousands	Jun. 04, 2020	Dec. 31, 2023	Dec. 31, 2022
Unsecured debentures and term loans, net
Principal issued and outstanding		$ 3,074,685	$ 2,991,651
2027 Debentures
Unsecured debentures and term loans, net
Principal issued and outstanding	$ 500,000	$ 500,000	$ 500,000
Interest receipt rate	3.062%
Deferred financing costs	$ 3,000
Redemption percentage	100.00%
Redemption spread	6500.00%
Redemption period of debentures	2 months